Related Party Transactions (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party	$ 131	$ 14
Charles Schwab Corporation [Member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party	49	12
Amount payable to related party	38	42
Symcor [Member]
Disclosure of transactions between related parties [line items]
Cash paid to related party	89	88
Amount payable to related party	$ 7	6
Description of ownership interest in related party	one-third ownership
Unsecured loan facility	$ 100	100
Insured Deposit Account Agreement [member] | Charles Schwab Corporation [Member]
Disclosure of transactions between related parties [line items]
Cash paid to related party		908
Deposits under the Schwab IDA Agreement	$ 106,000	$ 117,000	$ 76,000	$ 84